Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
iShares iBonds Dec 2029 Term Muni Bond ETF | iShares iBonds Dec 2029 Term Muni Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	4.53%	0.13%